UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington,  D.C.  20549
FORM 13F
FORM 13F COVER PAGE

Report for the Quarter Ended:	December 31, 2001

Check here if Amendment [   ]; Amendment Number:
This Amendment (Check only one.):	[   ] is a restatement.
	[   ] adds new holding entries.

Institutional Investment Manager Filing this Report:

Name:	Arbor Capital Management, LLC
Address:	One Financial Plaza
	120 S. Sixth St., Ste. 1000
	Minneapolis, MN  55402

Form 13F File No:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of the Reporting Manager:

Name:	Rick D. Leggott
Title:	CEO
Phone:	(612) 317-2950

Signature, Place, and Date of Signing:

/s/ Rick D. Leggott	Minneapolis, MN	        1/1/2002
(Signature)	(City/State)	(Date)

Report Type (Check only one.):

[X] 13F Holdings Report (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F Notice (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F Combination Report (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:


Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:	0

Form 13F Information Table Entry Total:	68

Form 13F Information Table Value Total:	1,293,107,000

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report. None

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
99 CENTS ONLY STORES           COM              65440K106    21409   559700 SH       SOLE                   477100             82600
ADVANCEPCS                     COM              00790K109    39435  1343600 SH       SOLE                  1147600            196000
ADVENT SOFTWARE                COM              007974108    42957   860000 SH       SOLE                   731700            128300
AFFILIATED MANAGERS GROUP      COM              008252108    20355   288800 SH       SOLE                   246700             42100
ALBANY MOLECULAR RESEARCH      COM              012423109    14095   532100 SH       SOLE                   452900             79200
AMERICAN HEALTHWAYS, INC.      COM              02649V104    16837   527150 SH       SOLE                   449650             77500
AMERICREDIT CORP               COM              03060R101    19854   629300 SH       SOLE                   535500             93800
AMSURG CORP-CL A               COM              03232P405    17566   646300 SH       SOLE                   550200             96100
ARTHROCARE CORP                COM              043136100     6729   375300 SH       SOLE                   319300             56000
ASTROPOWER INC.                COM              04644A101    13289   328700 SH       SOLE                   279900             48800
BARR LABORATORIES INC.         COM              068306109     7000    88209 SH       SOLE                    76431             11778
BARRA INC                      COM              068313105    12031   255500 SH       SOLE                   217300             38200
BUCA INC.                      COM              117769109    10618   655000 SH       SOLE                   557100             97900
C.H. ROBINSON WORLDWIDE INC.   COM              12541W100    29554  1022100 SH       SOLE                   869900            152200
CABOT MICROELECTRONICS CORP    COM              12709P103    34125   430600 SH       SOLE                   366400             64200
CAMINUS CORP                   COM              133766105    22611   983100 SH       SOLE                   836200            146900
CATALINA MARKETING CORP        COM              148867104    14574   420000 SH       SOLE                   357300             62700
CHEESECAKE FACTORY INC         COM              163072101    11398   327800 SH       SOLE                   279400             48400
CHOICEPOINT INC                COM              170388102    23135   456400 SH       SOLE                   388550             67850
CHRISTOPHER & BANKS CORP       COM              171046105    19064   556600 SH       SOLE                   473500             83100
CIMA LABS INC                  COM              171796105    20345   562800 SH       SOLE                   478600             84200
CORPORATE EXECUTIVE BOARD CO   COM              21988R102    23638   644100 SH       SOLE                   547900             96200
CRYOLIFE INC.                  COM              228903100     7839   261300 SH       SOLE                   222200             39100
CSG SYSTEMS INTL INC           COM              126349109    15913   393400 SH       SOLE                   334700             58700
DIGITAL INSIGHT                COM              25385P106    11766   526200 SH       SOLE                   447600             78600
DIGITAL RIVER INC.             COM              25388B104     7597   477200 SH       SOLE                   414600             62600
ELANTEC SEMICONDUCTOR INC      COM              284155108    21396   557200 SH       SOLE                   473800             83400
EMBARCADERO TECHNOLOGIES INC.  COM              290787100    12180   503300 SH       SOLE                   429600             73700
EXPEDITORS INTL WASH           COM              302130109     6669   117100 SH       SOLE                    99700             17400
EXPRESS SCRIPTS INC            COM              302182100    14332   306500 SH       SOLE                   260600             45900
FACTSET RESH SYS INC           COM              303075105    30592   875300 SH       SOLE                   744900            130400
GENESIS MICROCHIP INC.         COM              371933102    17634   266700 SH       SOLE                   227300             39400
HOTEL RESERVATIONS INC         COM              441451101    32563   707900 SH       SOLE                   601800            106100
HPL TECHNOLOGIES INC           COM              40426C105     1428    80000 SH       SOLE                    70600              9400
ICU MEDICAL INC                COM              44930G107    22637   508700 SH       SOLE                   431900             76800
INSIGHT ENTERPRISES INC        COM              45765U103     9744   396100 SH       SOLE                   338200             57900
INTERCEPT GROUP INC            COM              45845L107    40569   991900 SH       SOLE                   844900            147000
INVESTMENT TECHNOLOGY GROUP    COM              46145F105    34503   883100 SH       SOLE                   752300            130800
INVESTORS FINANCIAL SVCS CP    COM              461915100    23134   349400 SH       SOLE                   298600             50800
KENSEY NASH CORP               COM              490057106    14135   785300 SH       SOLE                   668300            117000
KRISPY KREME DOUGHNUTS INC     COM              501014104     7085   160300 SH       SOLE                   136400             23900
LABRANCHE & CO                 COM              505447102    26341   764400 SH       SOLE                   651800            112600
LOGICVISION INC                COM              54140W107     9046   709500 SH       SOLE                   603200            106300
MACROVISION CORP               COM              555904101    32624   926300 SH       SOLE                   788600            137700
MERCURY COMPUTER SYSTEMS INC   COM              589378108    32645   834700 SH       SOLE                   712400            122300
MICREL INC                     COM              594793101     7378   281300 SH       SOLE                   239900             41400
MONOLITHIC SYSTEM TECHNOLOGY   COM              609842109    28166  1367300 SH       SOLE                  1162800            204500
NASSDA CORP                    COM              63172M101     6922   307800 SH       SOLE                   261800             46000
NATIONAL INSTRUMENT CORP       COM              636518102     8095   216100 SH       SOLE                   183800             32300
NETSCREEN TECHNOLOGIES INC.    COM              64117V107     9536   430900 SH       SOLE                   367300             63600
NUMERICAL TECHNOLOGIES INC     COM              67053T101    27724   787600 SH       SOLE                   670500            117100
O2MICRO INTERNATIONAL LTD      COM              G6797E106    30368  1262700 SH       SOLE                  1074500            188200
ODYSSEY HEALTHCARE INC         COM              67611V101    13476   519500 SH       SOLE                   445800             73700
P.F. CHANGS CHINA BISTRO INC.  COM              69333Y108    44959   950500 SH       SOLE                   809100            141400
PDF SOLUTIONS INC.             COM              693282105     7060   336200 SH       SOLE                   287400             48800
PHOTON DYNAMICS INC            COM              719364101     7998   175200 SH       SOLE                   149400             25800
RENAISSANCE LEARNING INC       COM              75968L105    11228   368500 SH       SOLE                   314500             54000
RESOURCES CONNECTION INC.      COM              76122Q105    24058   913700 SH       SOLE                   778500            135200
RETEK INC.                     COM              76128q109    23206   776900 SH       SOLE                   661000            115900
RIVERSTONE NETWORKS INC        COM              769320102    21067  1269100 SH       SOLE                  1079500            189600
SAFENET INC                    COM              78645R107     8478   447600 SH       SOLE                   380800             66800
SECURE COMPUTING               COM              813705100    12852   625400 SH       SOLE                   536800             88600
SIMPLEX SOLUTIONS INC.         COM              828854109     3454   208700 SH       SOLE                   177400             31300
STELLENT INC.                  COM              85856W105    51183  1731500 SH       SOLE                  1474300            257200
SUREBEAM CORP                  COM              86866R102    10876  1038800 SH       SOLE                   884000            154800
SURMODICS INC                  COM              868873100    44842  1229900 SH       SOLE                  1046900            183000
THERASENSE INC                 COM              883381105    11495   463500 SH       SOLE                   397800             65700
VERSITY LTD.                   COM              M97385112     5693   300400 SH       SOLE                   255500             44900